Green Owl Intrinsic Value Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
1
COMMON STOCKS — 99.22% Shares Fair Value
Communications — 24.41%
Alphabet, Inc., Class A
(a)
373 $ 1,005,060
Alphabet, Inc., Class C
(a)
2,567 6,942,245
Booking Holdings, Inc.
(a)
932 2,030,138
Charter Communications, Inc., Class A
(a)
4,064 3,023,819
Expedia Group, Inc. 8,660 1,393,134
Facebook, Inc., Class A
(a)
13,360 4,760,168
GoDaddy , Inc., Class A
(a)
26,010 2,180,939
Walt Disney Co. (The) 14,710 2,589,254
23,924,757
Consumer Discretionary — 16.38%
Amazon.com, Inc.
(a)
865 2,878,365
CarMax, Inc.
(a)
13,768 1,844,223
General Motors Co. 62,140 3,532,039
Gildan Activewear , Inc. 68,235 2,353,425
Hasbro, Inc. 22,505 2,237,897
Las Vegas Sands Corp.
(a)
17,717 750,315
Lowe's Cos., Inc. 6,730 1,296,804
NVR, Inc.
(a)
222 1,159,417
16,052,485
Consumer Staples — 5.17%
Philip Morris International, Inc. 50,675 5,072,061
Financials — 21.71%
American Express Co. 23,527 4,012,059
Aon PLC, Class A 11,888 3,091,237
Berkshire Hathaway, Inc., Class B
(a)
15,300 4,257,838
Blackstone Group L.P. (The), Class A
(b)
24,220 2,791,839
Charles Schwab Corp. (The) 32,220 2,189,349
Citigroup, Inc. 17,105 1,156,640
JPMorgan Chase & Co. 12,745 1,934,436
Northern Trust Corp. 16,392 1,849,837
21,283,235
Health Care — 4.33%
Becton, Dickinson and Co. 13,721 3,509,146
Covetrus , Inc.
(a)
28,735 731,593
4,240,739
Industrials — 6.75%
Keysight Technologies, Inc.
(a)
8,050 1,324,628
Lockheed Martin Corp. 5,021 1,866,155
Quanta Services, Inc. 37,717 3,428,475
6,619,258
Real Estate — 0.39%
CBRE Group, Inc., Class A
(a)
4,000 385,840
Technology — 20.08%
Apple, Inc. 21,970 3,204,544
Arista Networks, Inc.
(a)
5,230 1,989,440

Green Owl Intrinsic Value Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
2
COMMON STOCKS — 99.22% - (continued) Shares Fair Value
Technology — 20.08% - (continued)
Autodesk, Inc.
(a)
9,345 $ 3,000,961
Motorola Solutions, Inc. 16,730 3,746,181
salesforce.com, Inc.
(a)
8,480 2,051,566
Splunk , Inc.
(a)
10,380 1,473,752
SS&C Technologies Holdings, Inc. 26,775 2,098,892
Visa, Inc., Class A 8,615 2,122,650
19,687,986
Total Common Stocks (Cost $53,331,129) 97,266,361
MONEY MARKET FUNDS - 0.79%
Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01%
(c)
776,376 776,376
Total Money Market Funds (Cost $776,376) 776,376
Total Investments — 100.01% (Cost $54,107,505) 98,042,737
Liabilities in Excess of Other Assets — (0.01)% (14,002)
NET ASSETS — 100.00% $ 98,028,735
(a) Non-income producing security.
(b) Master Limited Partnership
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.